INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The consolidated provision for income taxes were as follows as of December 31:

	2017	2016	2015
Current federal tax expense	$5,803	$6,045	$5,551
Deferred federal tax (benefit)	740	(1,330)	(1,189)
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	1,695	—	—
Total	$8,238	$4,715	$4,362

Schedule of Effective Income Tax Rate Reconciliation
The provision for federal income taxes differs from that computed by applying federal statutory rates to income before federal income tax expense, as indicated in the following analysis as of December 31:

	2017	2016	2015
Federal statutory income tax at 35%	$7,937	$5,893	$5,066
Tax exempt interest income	(1,560)	(1,428)	(818)
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	1,695	—	—
Earnings of bank owned life insurance	(161)	(128)	(147)
Non deductible expenses	577	223	320
Other	(250)	155	(59)
Total	$8,238	$4,715	$4,362

Schedule of Deferred Tax Assets and Liabilities
The components of the deferred tax assets (liabilities), in the accompanying consolidated balance sheets consisted of the following as of December 31:

	2017	2016
Deferred tax assets:
Allowance for loan losses	$2,758	$4,192
Deferred compensation	508	701
Unrealized loss on available for sale securities	730	1,140
Stock appreciation rights	—	197
Non accrual loans	—	90
Other real estate owned	2	18
Basis in securities	—	282
Other	556	1,479
Total deferred tax assets	4,554	8,099
Deferred tax liabilities:
Premises and equipment	(1,432)	(2,447)
Prepaid Expenses	(179)	—
Deferred loan costs, net	(230)	(388)
Intangibles	(116)	(299)
Other	(54)	(73)
Total deferred tax liabilities	(2,011)	(3,207)
Net deferred tax asset	$2,543	$4,892